Operating Segment Information	12 Months Ended
Sep. 30, 2011
Operating Segment Information [Abstract]
Operating Segment Information
Note R: Operating Segment Information
We manage our business and internal reporting as three reportable segments with operating results reported separately for each segment.
•	The U.S. Pawn Operations segment offers pawn related activities in our 433 U.S. pawn stores, offers signature loans in 43 pawn stores and six EZMONEY stores and offers auto title loans in 44 pawn stores.

•	The Empeño Fácil segment offers pawn related activities in 178 Mexico pawn stores.
•	The EZMONEY Operations segment offers signature loans in 430 U.S. and 64 Canadian financial services stores. The segment offers auto title loans in 397 of its U.S. stores and buys and sells second-hand goods 15 of its Canadian stores.
There are no inter-segment revenues, and the amounts below were determined in accordance with the same accounting principles used in our consolidated financial statements. The following tables present operating segment information:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2011:
Revenues:
Merchandise Sales	$256,643	$25,237	$203	$282,083
Jewelry Scrapping Sales	195,276	15,997	1,206	212,479
Pawn service charges	184,234	16,901	—	201,135
Signature loan fees	2,501	—	147,749	150,250
Auto title loan fees	1,539	—	20,162	21,701
Other	634	122	913	1,669

Total revenues	640,827	58,257	170,233	869,317

Merchandise cost of goods sold	147,239	14,672	149	162,060
Jewelry scrapping cost of goods sold	120,767	12,205	588	133,560
Signature loan bad debt	923	—	35,405	36,328
Auto title loan bad debt	165	—	2,266	2,431

Net revenues	371,733	31,380	131,825	534,938

Operations expense	177,191	20,636	69,225	267,052

Store operating income	$194,542	$10,744	$62,600	$267,886

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2010:
Revenues:
Merchandise Sales	$226,424	$14,030	$—	$240,454
Jewelry scrapping Sales	163,667	7,389	355	171,411
Pawn service charges	154,505	9,190	—	163,695
Signature loan fees	1,930	—	137,385	139,315
Auto title loan fees	1,659	—	16,048	17,707
Other	442	—	21	463

Total revenues	548,627	30,609	153,809	733,045

Merchandise cost of goods sold	131,825	8,459	—	140,284
Jewelry scrapping cost of goods sold	104,531	6,137	170	110,838
Signature loan bad debt	641	—	31,068	31,709
Auto title loan bad debt	236	—	2,499	2,735

Net revenues	311,394	16,013	120,072	447,479

Operations expense	161,145	11,658	63,861	236,664

Store operating income	$150,249	$4,355	$56,211	$210,815

Year Ended September 30, 2009:
Revenues:
Merchandise Sales	$202,250	$8,751	$—	$211,001
Jewelry scrap Sales	117,013	1,900	9	118,922
Pawn service charges	124,396	5,773	—	130,169
Signature loan fees	2,293	—	131,051	133,344
Auto title loan fees	1,313	—	2,276	3,589
Other	431	—	—	431

Total revenues	447,696	16,424	133,336	597,456

Merchandise cost of goods sold	121,170	5,392	—	126,562
Jewelry scraping cost of goods sold	75,744	1,277	6	77,027
Signature loan bad debt	828	—	32,725	33,553
Auto title loan bad debt	124	—	256	380

Net revenues	249,830	9,755	100,349	359,934

Operations expense	140,525	5,833	59,879	206,237

Store operating income	$109,305	$3,922	$40,470	$153,697

The following table reconciles store operating income, as shown above, to our consolidated income before income taxes:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Consolidated store operating income	$267,886	$210,815	$153,697
Administrative expenses	75,270	52,740	40,497
Depreciation and amortization	18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Interest income	(37)	(186)	(281)
Interest expense	1,690	1,385	1,425
Equity in net income of unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Other	(164)	(93)	38

Consolidated income before income taxes	$188,711	$151,530	$105,312

The following table presents separately identified segment assets:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Assets at September 30, 2011:
Pawn loans	$134,457	$10,861	$—	$145,318
Signature loans, net	990	—	10,399	11,389
Auto title loans, net	930	—	2,292	3,222
Service charges and fees receivable, net	25,148	1,663	6,419	33,230
Inventory, net	81,257	8,514	602	90,373
Goodwill	163,897	9,309	—	173,206

Total separately identified recorded segment assets	$406,679	$30,347	$19,712	$456,738

Brokered signature loans outstanding from unaffiliated lenders	$206	$—	$20,767	$20,973
Brokered auto title loans outstanding from unaffiliated lenders	$175	$—	$5,892	$6,067

Assets at September 30, 2010:
Pawn loans	$113,944	$7,257	$—	$121,201
Signature loans, net	456	—	10,319	10,775
Auto title loans, net	651	—	2,494	3,145
Service charges and fees receivable, net	20,830	1,053	7,177	29,060
Inventory, net	66,542	4,935	25	71,502
Goodwill	110,255	7,050	—	117,305

Total separately identified recorded segment assets	$312,678	$20,295	$20,015	$352,988

Brokered signature loans outstanding from unaffiliated lenders	$231	$—	$22,709	$22,940
Brokered auto title loans outstanding from unaffiliated lenders	$236	$—	$6,589	$6,825

Assets at September 30, 2009:
Pawn loans	$98,099	$3,585	$—	$101,684
Signature loans, net	453	—	7,904	8,357
Auto title loans, net	685	—	978	1,663
Service charges and fees receivable, net	17,910	513	5,892	24,315
Inventory, net	61,196	2,804	1	64,001
Goodwill	94,192	6,527	—	100,719

Total separately identified recorded segment assets	$272,535	$13,429	$14,775	$300,739

Brokered signature loans outstanding from unaffiliated lenders	$278	$—	$22,706	$22,984
Brokered auto title loans outstanding from unaffiliated lenders	$276	$—	$1,910	$2,186
Brokered loans are not recorded as an asset on our balance sheet, as we do not own a participation in the loans made by unaffiliated lenders. We monitor the principal balance of these loans, as our credit service fees and bad debt are directly related to their volume due to the letters of credit we issue on these loans. The balance shown above is the gross principal balance of the loans outstanding.
The following table reconciles separately identified recorded segment assets, as shown above, to our consolidated total assets:

	September 30,
	2011	2010	2009
	(In thousands)
Total separately identified recorded segment assets	$456,738	$352,988	$300,739
Corporate assets	299,712	253,424	191,778

Total assets	$756,450	$606,412	$492,517